DWS S&P 500 Index Fund Investment Strategy - DWS S&P 500 Index Fund	Apr. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. Under normal circumstances, the Portfolio intends to invest at least 80% of assets, determined at the time of purchase, in stocks of companies included in the S&P 500® Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the index (see “Derivatives” subsection). The Portfolio’s securities are weighted to attempt to make the Portfolio’s total investment characteristics similar to those of the index as a whole. The Portfolio may also hold short-term debt securities and money market instruments.Due to regulatory changes, effective June 11, 2026, the Portfolio will replace the 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in stocks of companies included in the S&P 500® Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the index (see “Derivatives” subsection). For purposes of this 80% investment policy, the fund will count the entire value of its investment in the Portfolio when calculating compliance with the 80% investment policy. Derivatives instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the Portfolio’s 80% investment policy, consistent with the Portfolio’s investment policies and limitations with respect to investments in derivatives.The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies representing a significant portion of the market value of all stocks publicly traded in the US. Stocks in the S&P 500® Index are weighted according to their total market value. The fund is not sponsored, endorsed, sold or promoted by the S&P Dow Jones Indices, Dow Jones, S&P Global (S&P), or any of their respective affiliates. While the market capitalization range of the S&P 500® Index changes throughout the year, as of February 28, 2026, the market capitalization range of the S&P 500® Index was between $6.69 billion and $4.3 trillion. Under normal circumstances, the S&P 500® Index is rebalanced quarterly on the third Friday of March, June, September and December. The fund rebalances its portfolio in accordance with the S&P 500® Index, and, therefore, any changes to the S&P 500® Index’s rebalance schedule will result in corresponding changes to the fund’s rebalance schedule.Management process. Portfolio management uses quantitative analysis techniques to structure the Portfolio to seek to obtain a high correlation to the index while seeking to keep the Portfolio as fully invested as possible in all market environments. Portfolio management seeks a long-term correlation between Portfolio performance, before expenses, and the index of 98% or better (perfect correlation being 100%). Portfolio management uses an optimization strategy, buying the largest stocks in the index in approximately the same proportion they represent in the index, then investing in a statistically selected sample of the smaller securities found in the index.Portfolio management’s optimization process is intended to produce a portfolio whose industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely replicate those of the index. This approach attempts to maximize the Portfolio’s liquidity and returns while minimizing its costs.The Portfolio may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the Portfolio is designed to track. Shareholder approval will not be sought when the Portfolio crosses from diversified to non-diversified status under such circumstances.Derivatives. The Portfolio may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use futures contracts to keep cash on hand to meet shareholder redemptions or for other needs while maintaining exposure to the stock market.The Portfolio may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; or (iii) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.Securities lending. The Portfolio may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the Portfolio receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.